Related Party Transactions - Additional Information (Detail) ¥ in Thousands			12 Months Ended
	Aug. 24, 2017 CNY (¥) m²	Jan. 01, 2012	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disclosure of transactions between related parties [Line Items]
Comprehensive products and services agreement effective Period		3 years
New comprehensive products and services agreement effective Period	3 years
Borrowings			¥ 407,160,000	¥ 465,275,000
Deferred performance emoluments paid by company			170	0	¥ 1,640
Property, plant and equipment subject to operating leases [member] | Land [member]
Disclosure of transactions between related parties [Line Items]
Supplemental Land Use Rights Leasing Contract, aggregate area of land | m²	1,773,000,000
Annual fee	¥ 5,783,000
Property, plant and equipment subject to operating leases [member] | Buildings [member]
Disclosure of transactions between related parties [Line Items]
Annual fee	¥ 730,000
Revised Building Leasing Contract, aggregate area of building | m²	1,152,968
Lease term	3 years
Leasing contract expiration date	Dec. 31, 2037
China National Petroleum Corporation and its fellow subsidiaries, associates and joint ventures [member]
Disclosure of transactions between related parties [Line Items]
Sales of goods			107,370,000	113,306,000	104,034,000
Sales of services			7,938,000	6,160,000	5,053,000
Purchases of goods and services			372,286,000	338,178,000	292,168,000
Purchases of assets			1,195,000	1,643,000	1,058,000
Interest income			531,000	424,000	224,000
Deposits			22,434,000	25,903,000
Purchases of financial service			11,724,000	11,021,000	12,139,000
Borrowings			191,361,000	208,395,000
Rents and other payments made under financial leasing			¥ 829,000	¥ 835,000	¥ 819,000